Employee Benefit Plans - Fair Value Measurements (Details) - Quoted Prices in Active Markets for Identical Assets (Level 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans
Fair value of plan assets	$ 162.4	$ 156.5
Cash
Defined Benefit Plans
Fair value of plan assets	0.6	0.6
U.S. treasury bonds
Defined Benefit Plans
Fair value of plan assets	$ 21.0	20.9
Equity mutual funds
Defined Benefit Plans
Target allocation percentage of investments	12.00%
Fair value of plan assets	$ 19.0	17.8
Fixed income mutual funds
Defined Benefit Plans
Target allocation percentage of investments	88.00%
Fair value of plan assets	$ 121.8	$ 117.2